Going Concern, textuals (Details) - USD ($) $ in Thousands	2 Months Ended		3 Months Ended	12 Months Ended
	Mar. 14, 2018	Mar. 12, 2018	Mar. 22, 2017	Dec. 31, 2017	Feb. 28, 2018	Dec. 31, 2016
Working capital deficit				$ 73,215		$ 106,988
Warrants outstanding				117,500
Ym March [Member]
Sale price				$ 11,000
Ym Great [Member]
Sale price				11,000
Subsequent Event [Member]
Warrants outstanding	110,000
Subsequent Event [Member] | Ym March [Member]
Proceeds from sale of vessels	$ 250
Subsequent Event [Member] | Ym Great [Member]
Proceeds from sale of vessels	$ 250
Subsequent Event [Member] | YM New Jersey [Member]
Proceeds from sale of vessels		$ 9,379
Subsequent Event [Member] | Sagitta [Member]
Sale price					$ 12,300
Subsequent Event [Member] | Centaurus [Member]
Sale price					$ 12,300
Rbs Term Loan [Member]
Repayment amount				$ 85,000
Debt instrument maturity date				Sep. 15, 2021
Series B-2 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Number of warrants	7,500
Total proceeds	$ 7,500
Private Placement Offering [Member] | Series B-2 Convertible Preferred Stock [Member]
Number of warrants			140,500
Registered Direct Offering [Member]
Total proceeds				$ 32,500
Registered Direct Offering [Member] | Series B-1 Convertible Preferred Stock [Member]
Issuance of preferred stock, shares			3,000
Number of warrants			6,500
Maximum Securities Offering			$ 150,000
$10,000 Own Cash [Member] | Rbs Term Loan [Member]
Repayment of the loan				10,000
Diana Shipping Inc [Member] | Subsequent Event [Member]
Repayment of the loan	8,379
Addiewell LTD [Member] | Subsequent Event [Member]
Repayment of the loan	$ 8,500
Diana Shipping $40,000 [Member] | Rbs Term Loan [Member]
Repayment of the loan				$ 40,000
Debt instrument maturity date				Dec. 31, 2018
Addiewell $35,000 [Member] | Rbs Term Loan [Member]
Repayment of the loan				$ 35,000
Debt instrument maturity date				Dec. 31, 2018